Value Appreciation Rights Activity (Detail) (Value Appreciation Rights, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Value Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	4,766	8,214	11,569
Exercised	(1,916)	(3,427)	(3,303)
Cancelled/Forfeited	(3)	(21)	(52)
Ending Balance	2,847	4,766	8,214
Beginning Balance	$ 13.89	$ 12.39	$ 13.11
Exercised	$ 13.89	$ 10.30	$ 14.87
Cancelled/Forfeited	$ 13.89	$ 11.10	$ 14.74
Ending Balance	$ 13.89	$ 13.89	$ 12.39